Organization and Business Basis of Presentations (Details Textual) (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
License and Services Revenue	$ 600,000	$ 600,000
Deficit accumulated during the development stage	362,713,813	357,611,780	347,744,756
Working Capital Deficiency	$ 7,800,000	$ 8,100,000